Consolidated Balance Sheets (USD $)	Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash	$ 6,472,393		$ 519,733
Accounts receivable, net	103,869		106,019
Prepaid expenses	55,331		34,053
Total current assets	6,631,593		659,805
Non-current assets:
Intangible assets, net	491,207		542,890
Plant and equipment, net	481,651		453,701
Deposits	1,000
Investment in certificate of deposit	25,014		25,004
Total non-current assets	998,872		1,021,595
TOTAL ASSETS	7,630,465		1,681,400
Current liabilities:
Accounts payable	556,099		1,710,173
Other payables and accrued expenses	785,253		413,892
Loans payable	34,552		280,782
Derivative financial liability			944,121
Dividends payable	978,048		389,017
Total current liabilities	2,353,952		3,737,985
Non-current liabilities:
Loans payable	142,502		177,053
Total non-current liabilities	142,502		177,053
TOTAL LIABILITIES	2,496,454		3,915,038
Convertible Redeemable Preferred Stock
Series A Cumulative Convertible Redeemable Preferred Stock, $0.001 par value, 400,000 shares designated, 105,000 shares issued and outstanding as of December 31, 2014 and 2013, liquidation preference is $5.70 per share.	133,350		133,350
Commitments and contingencies
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, $0.001 par value, 10,000,000 authorized shares, 6,600,000 shares undesignated and unissued.
Series B Cumulative Convertible Preferred Stock, $0.001 par value, 3,000,000 designated shares, 2,133,947 shares issued and outstanding as of December 31, 2014 and 2013, liquidation preference is $2.50 per share.	2,134		2,134
Common stock, $0.001 par value, 50,000,000 authorized shares, 3,780,847 and 2,425,635 shares issued and 3,453,847 and 2,098,635 outstanding as of December 31, 2014 and 2013, respectively.*	3,453	[1]	2,098	[1]
Additional paid in capital	18,413,353		10,477,771
Treasury stock, at cost (327,000 shares of common stock as of December 31, 2014 and 2013).*	(237)	[1]	(237)	[1]
Accumulated deficit	(13,418,042)		(12,848,754)
Total stockholders' equity (deficit)	5,000,661		(2,366,988)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 7,630,465		$ 1,681,400

[1]	After giving retrospective effect to a 2 for 1 reverse stock split which became effective on March 25, 2015 after filing a certificate of amendment to the certificate of incorporation.